UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
March 31, 2009

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 75.4% (54.4% of Total Investments)
	Capital Markets – 2.4%
166,093	BNY Capital Trust V, Series F	5.950%		Aa3	$3,245,457
241,721	Deutsche Bank Capital Funding Trust II	6.550%		Aa3	2,695,189
	Total Capital Markets				5,940,646
	Commercial Banks – 9.4%
83,100	ASBC Capital I	7.625%		A3	1,384,446
153,016	Banco Santander Finance, 144A	6.800%		Aa3	2,088,668
12,939	Banco Santander Finance, 144A	6.500%		Aa3	181,017
84,500	Banesto Holdings, Series A, 144A	10.500%		A1	1,687,364
116,800	CoBank ACB, 144A	7.000%		N/R	3,166,565
46,000	CoBank ACB	11.000%		A	2,102,453
70,076	Credit Suisse Guemsey	7.900%		Aa3	1,192,694
10,967	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A2	148,164
80,308	Merrill Lynch Preferred Capital Trust V	7.280%		Baa3	795,049
294,441	National City Capital Trust II	6.625%		A2	4,107,452
200,000	PFCI Capital Corporation	7.750%		A3	3,725,000
80,044	Royal Bank of Scotland Group PLC, Series N	6.350%		Ba2	449,047
113,218	Zions Capital Trust B	8.000%		Baa1	2,228,130
	Total Commercial Banks				23,256,049
	Diversified Financial Services – 3.2%
50,000	ING Groep N.V.	7.375%		A3	466,500
766,458	ING Groep N.V.	7.200%		A3	7,495,959
	Total Diversified Financial Services				7,962,459
	Diversified Telecommunication Services – 0.8%
13,300	BellSouth Capital Funding (CORTS)	7.120%		A	265,169
74,635	BellSouth Corporation (CORTS)	7.000%		A	1,467,048
6,594	Verizon Communications, Series 2004-1 (SATURNS)	6.125%		A	148,365
	Total Diversified Telecommunication Services				1,880,582
	Electric Utilities – 7.5%
96,505	Entergy Louisiana LLC	7.600%		A-	2,410,695
64,925	FPL Group Capital Inc.	6.600%		A3	1,556,902
51,200	Georgia Power Company	6.000%		A	1,252,352
16,300	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	329,912
76,065	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	1,547,162
89,700	PPL Energy Supply LLC	7.000%		BBB	2,238,015
396,642	Xcel Energy Inc.	7.600%		Baa2	9,206,061
	Total Electric Utilities				18,541,099
	Food Products – 0.7%
29,900	Dairy Farmers of America Inc., 144A	7.875%		BBB-	1,711,775
	Insurance – 24.0%
894,854	Aegon N.V.	6.375%		Baa1	5,727,066
494,912	Arch Capital Group Limited	8.000%		BBB-	9,824,003
317,100	Berkley WR Corporation, Capital Trust II	6.750%		BBB-	6,104,175
209,800	Delphi Financial Group, Inc.	8.000%		BBB+	3,197,352
229,800	Delphi Financial Group, Inc.	7.376%		BBB-	2,856,414
621,204	EverestRe Capital Trust II	6.200%		Baa1	10,231,230
224,620	Markel Corporation	7.500%		BBB	4,431,753
276,599	PartnerRe Limited, Series C	6.750%		BBB+	4,934,526
48,939	PartnerRe Limited, Series D	6.500%		BBB+	848,113
45,400	PLC Capital Trust III	7.500%		BBB	458,540
390,342	PLC Capital Trust IV	7.250%		BBB	3,442,816
13,918	Prudential Financial Inc.	9.000%		A-	233,822
166,360	Prudential PLC	6.750%		A-	2,124,417
270,002	RenaissanceRe Holdings Limited	6.600%		BBB+	4,279,532
64,600	RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,076,882
	Total Insurance				59,770,641
	IT Services – 0.2%
20,900	Vertex Industries Inc. (PPLUS)	7.625%		A	496,166
	Media – 10.8%
128,441	CBS Corporation	6.750%		BBB	1,696,706
618,684	Comcast Corporation	7.000%		BBB+	12,454,109
747,738	Viacom Inc.	6.850%		BBB	12,808,752
	Total Media				26,959,567
	Oil, Gas & Consumable Fuels – 3.2%
477,470	Nexen Inc.	7.350%		BB+	7,902,129
	Pharmaceuticals – 0.2%
18,900	Bristol-Myers Squibb Company (CORTS)	6.250%		A+	428,841
6,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	160,095
	Total Pharmaceuticals				588,936
	Real Estate/Mortgage – 12.1%
27,433	Developers Diversified Realty Corporation	7.500%		Ba1	141,554
47,300	Developers Diversified Realty Corporation, Series G	8.000%		Ba1	269,610
339,147	Developers Diversified Realty Corporation, Series H	7.375%		Ba1	1,712,692
156,200	Duke Realty Corporation, Series L	6.600%		Baa3	1,372,998
31,000	Duke Realty Corporation, Series N	7.250%		Baa3	266,910
35,353	First Industrial Realty Trust, Inc., Series J	7.250%		Ba1	256,309
568,339	HRPT Properties Trust, Series B	8.750%		Baa3	6,507,482
555,787	Kimco Realty Corporation, Series G	7.750%		Baa2	7,586,493
92,378	Prologis Trust, Series G	6.750%		Baa3	721,472
4,800	Public Storage, Inc., Series E	6.750%		Baa1	83,568
107,100	Public Storage, Inc., Series Y	6.850%		Baa1	1,894,331
70,700	Realty Income Corporation	7.375%		Baa2	1,330,574
104,500	Realty Income Corporation, Series E	6.750%		Baa2	1,766,050
10,155	Regency Centers Corporation	7.250%		BBB-	160,144
165,282	Wachovia Preferred Funding Corporation	7.250%		A	1,905,701
378,802	Weingarten Realty Investors, Series F	6.500%		Baa3	4,238,794
100	Weingarten Realty Trust, Series E	6.950%		Baa3	1,300
	Total Real Estate/Mortgage				30,215,982
	Wireless Telecommunication Services – 0.9%
105,801	United States Cellular Corporation	8.750%		Baa2	2,168,921
	Total $25 Par (or similar) Preferred Securities (cost $314,966,150)				187,394,952

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 2.2% (1.6% of Total Investments)
	Commercial Banks – 2.2%
$8,600	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	A2	$5,400,705
$8,600	Total Corporate Bonds (cost $9,381,961)				5,400,705

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 53.5% (38.6% of Total Investments)
	Capital Markets – 2.1%
3,430	C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$1,653,260
11,400	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	1,482,764
1,900	MUFG Capital Finance 2	4.850%	7/25/56	A2	1,340,929
2,200	UBS Perferred Funding Trust I	8.622%	10/01/51	A1	883,146
	Total Capital Markets				5,360,099
	Commercial Banks – 27.4%
17,900	Abbey National Capital Trust I	8.963%	6/30/50	A+	10,937,383
18,600	AgFirst Farm Credit Bank	8.393%	12/15/16	A	13,379,408
2,500	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,276,675
400	Bank One Capital III	8.750%	9/01/30	A1	287,860
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa2	904,160
6,900	Barclays Bank PLC, 144A	8.550%	6/15/49	A	2,829,000
1,800	BBVA International Unipersonal	5.919%	4/18/58	Aa3	630,729
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	595,470
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	8,579,235
3,000	HT1 Funding, GmbH	6.352%	6/30/57	Ba2	657,657
1,140	JPM Chase Capital XXV	6.800%	10/01/37	A1	756,782
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	4,030,221
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	1,440,570
6,400	Lloyd’s Banking Group PLC	6.413%	12/01/49	A3	1,473,331
700	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	239,163
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa2	645,450
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	7,626,010
7,100	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	BBB-	1,579,750
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A3	4,366,205
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	1,184,438
1,550	Standard Chartered PLC, 144A	7.014%	1/30/58	BBB	721,973
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A3	2,013,250
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	1,323,553
800	Union Bank of Norway	7.068%	11/19/49	Aa3	600,527
	Total Commercial Banks				68,078,800
	Diversified Financial Services – 1.6%
3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	1,173,267
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	2,738,000
	Total Diversified Financial Services				3,911,267
	Diversified Telecommunication Services – 2.8%
11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	7,087,500
	Insurance – 10.7%
11,550	AXA S.A., 144A	6.463%	12/14/49	BBB+	4,109,721
5,500	Great West Life and Annuity Capital I	6.625%	11/15/34	A-	4,180,358
3,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	1,904,522
6,000	Hartford Financial Services Group Inc.	8.125%	6/15/68	Baa2	1,924,020
2,000	MetLife Capital Trust IV	7.875%	12/15/67	Baa1	1,061,812
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	577,294
4,100	Nationwide Financial Services Inc.	6.750%	5/15/67	Baa2	1,728,970
6,500	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	2,394,086
3,200	Prudential Financial Inc.	8.875%	6/15/68	BBB+	1,521,750
2,000	Prudential PLC	6.500%	6/29/49	A-	900,000
22,000	XL Capital, Limited	6.500%	10/15/57	BBB-	4,183,278
5,000	ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	2,052,430
	Total Insurance				26,538,241
	Real Estate – 6.2%
2,000	CBG Florida REIT Corporation	7.114%	11/15/49	CCC	101,320
19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	15,300,937
	Total Real Estate				15,402,257
	Road & Rail – 2.2%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	5,522,396
	Thrifts & Mortgage Finance – 0.5%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A2	590,000
800	Onbank Capital Trust I	9.250%	2/01/27	A3	591,462
8,667	Washington Mutual Preferred Funding Cayman, Series A-1, 144A, (3)	7.250%	3/15/49	N/R	6,067
2,906	Washington Mutual Preferred Funding Trust II, (3)	6.665%	3/15/57	N/R	2,034
	Total Thrifts & Mortgage Finance				1,189,563
	Total Capital Preferred Securities (cost $312,687,838)				133,090,123

Shares	Description (1)				Value
	Investment Companies – 3.0% (2.1% of Total Investments)
315,548	Blackrock Preferred Income Strategies Fund				$1,539,874
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				2,659,590
352,012	John Hancock Preferred Income Fund III				3,115,306
	Total Investment Companies (cost $20,983,520)				7,314,770

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Government and Agency Obligations – 1.4% (1.0% of Total Investments)
$2,000	U.S. Treasury Notes, (4)	3.625%	10/31/09	AAA	$2,036,798
1,500	U.S. Treasury Notes, (4)	3.125%	11/30/09	AAA	1,526,427
$3,500	Total U.S. Government and Agency Obligations (cost $3,554,396)				3,563,225

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.2% (2.3% of Total Investments)
$7,982	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $7,982,360, collateralized by $5,330,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $8,148,504	0.100%	4/01/09		$7,982,338
	Total Short-Term Investments (cost $7,982,338)				7,982,338
	Total Investments (cost $669,556,203) – 138.7%				344,746,113
	Borrowings – (13.1)% (5), (6)				(32,450,000)
	Other Assets Less Liabilities – 0.5%				1,181,170
	FundPreferred Shares, at Liquidation Value – (26.1)% (5)				(64,875,000)
	Net Assets Applicable to Common Shares – 100%				$248,602,283

Investments in Derivatives

Interest Rate Swaps outstanding at March 31, 2009:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$110,000,000	Receive	1-Month USD-LIBOR	4.350%	Monthly	8/29/09	$(1,725,640)

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

		Level 1	Level 2	Level 3	Total
Investments		$190,235,580	$154,510,533	$—	$344,746,113
Derivatives*		—	(1,725,640)	—	(1,725,640)
Total		$190,235,580	$152,784,893	$—	$343,020,473
* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards and swap contracts.

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and better enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations.  Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$1,725,640

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $670,750,675.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$ 155,399
Depreciation					(326,159,961)

Net unrealized appreciation (depreciation) of investments					$ (326,004,562)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 9.4% and 18.8%, respectively.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $193,686,056 have een pledged as collateral for Borrowings.

N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
SATURNS	Structured Asset Trust Unit Repackaging
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.